GREAT-WEST FUNDS, INC.

Great-West Global Bond Fund (formerly Great-West Templeton Global Bond Fund)

Institutional Class Ticker: MXZMX

Investor Class Ticker: MXGBX

(the “Fund”)

Supplement dated December 13, 2018 to the Prospectus and Summary Prospectus for the

Fund, each dated April 30, 2018, as supplemented and the Statement of Additional Information for Great-West Funds, Inc., dated April 30, 2018, as supplemented.

BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) currently serves as a Sub-Adviser to the Fund. On January 2, 2019 (the “Effective Date”), BNY Mellon AMNA will change its name to “Mellon Investments Corporation.”

As of the Effective Date, all references to “BNY Mellon Asset Management North America Corporation” and “BNY Mellon AMNA” are hereby deleted in their entirety and replaced with “Mellon Investments Corporation.”

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Summary

Prospectus, each dated April 30, 2018, as supplemented and the Statement of Additional Information for Great-West

Funds, Inc., dated April 30, 2018, as supplemented.

Please keep this Supplement for future reference.